Pay vs Performance Disclosure $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (120,614)	$ (3,677)	$ (50,026)	$ 14,829